American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
November 30, 2020

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 8.2%
Adairs Ltd.	44,619	104,242
Adbri Ltd.	140,231	317,680
Alliance Aviation Services Ltd.(1)	43,369	109,928
Asaleo Care Ltd.	98,192	72,111
Aurelia Metals Ltd.	480,260	146,425
Austal Ltd.	74,174	159,087
Australian Finance Group Ltd.	70,791	123,768
Bank of Queensland Ltd.	194,947	1,105,555
Beach Energy Ltd.	1,013,411	1,292,673
Bega Cheese Ltd.	48,836	196,089
Bendigo & Adelaide Bank Ltd.	127,932	832,014
Boral Ltd.	490,201	1,767,699
Cedar Woods Properties Ltd.	24,767	117,508
Champion Iron Ltd.(1)	33,179	109,874
Coronado Global Resources, Inc.	80,081	61,638
CSR Ltd.	289,103	1,025,516
Deterra Royalties Ltd.(1)	222,413	751,006
Dicker Data Ltd.	7,865	61,190
Eclipx Group Ltd.(1)	186,081	260,431
Emeco Holdings Ltd.(1)	288,234	219,016
Flight Centre Travel Group Ltd.(1)(2)	43,188	536,188
Galaxy Resources Ltd.(1)	3,318	5,261
Galaxy Resources Ltd.(1)(2)	14,366	22,789
Genworth Mortgage Insurance Australia Ltd.(1)	89,810	174,481
GrainCorp Ltd., A Shares	142,753	458,179
Grange Resources Ltd.	138,753	25,983
IGO Ltd.	309,920	1,065,498
Iluka Resources Ltd.	238,837	936,656
Inghams Group Ltd.	190,631	426,456
MACA Ltd.	90,654	65,567
Macmahon Holdings Ltd.	354,016	66,293
McMillan Shakespeare Ltd.(1)	47,025	409,601
McPherson's Ltd.	72,688	97,101
Metcash Ltd.	370,227	802,161
Mineral Resources Ltd.	99,789	2,369,341
MNF Group Ltd.	3,813	13,013
Monadelphous Group Ltd.	2,673	25,114
MyState Ltd.	31,386	113,693
New Hope Corp. Ltd.(2)	142,178	136,593
Nick Scali Ltd.	35,884	229,339
Nine Entertainment Co. Holdings Ltd.	176,468	298,066
NRW Holdings Ltd.	218,414	425,256
Nufarm Ltd.(1)	185,867	546,068
OFX Group Ltd.	72,467	66,041
Orora Ltd.	281,426	547,674
OZ Minerals Ltd.	124,636	1,493,918
Pacific Current Group Ltd.	34,202	154,959
Perenti Global Ltd.	654,714	627,755

Perseus Mining Ltd.(1)	787,361	646,552
Platinum Asset Management Ltd.	165,756	503,366
Premier Investments Ltd.	3,754	62,216
Ramelius Resources Ltd.	430,199	534,954
Red 5 Ltd.(1)(2)	494,798	90,919
Regis Resources Ltd.	295,680	806,889
Resimac Group Ltd.(2)	18,160	24,942
Resolute Mining Ltd.(1)	556,935	313,188
Sandfire Resources Ltd.	72,104	231,927
Select Harvests Ltd.	7,789	33,681
Senex Energy Ltd.(1)(2)	661,022	172,249
Servcorp Ltd.	22,553	55,978
Sigma Healthcare Ltd.(1)	587,659	241,605
Sims Ltd.	80,598	671,493
Southern Cross Media Group Ltd.(1)	69,142	117,775
St. Barbara Ltd.	462,279	837,812
Super Retail Group Ltd.	26,562	192,723
Viva Energy Group Ltd.	145,595	206,876
Western Areas Ltd.	138,936	227,945
Westgold Resources Ltd.(1)	186,637	317,846
Whitehaven Coal Ltd.(2)	391,604	381,265
		27,644,695
Austria — 0.7%
AT&S Austria Technologie & Systemtechnik AG	29,953	717,652
FACC AG(1)	1,362	14,652
IMMOFINANZ AG(1)	1,510	28,099
Lenzing AG(1)(2)	5,731	491,811
POLYTEC Holding AG(1)	5,940	50,769
Porr AG(1)(2)	4,165	67,448
Semperit AG Holding(1)	3,554	101,731
UNIQA Insurance Group AG	87,650	664,408
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,643	275,862
		2,412,432
Belgium — 1.6%
Bekaert SA	56,167	1,723,084
bpost SA(1)	103,416	1,251,936
Deceuninck NV(1)	105,957	216,881
Orange Belgium SA	51,246	986,793
Tessenderlo Group SA(1)	35,116	1,307,793
		5,486,487
Canada — 8.0%
Advantage Oil & Gas Ltd.(1)(2)	55,520	88,066
Alaris Equity Partners Income	3,858	43,431
ARC Resources Ltd.(2)	178,560	885,444
Argonaut Gold, Inc.(1)	67,482	120,550
AutoCanada, Inc.	13,610	311,876
B2Gold Corp.	151,492	844,538
Badger Daylighting Ltd.(2)	10,905	325,294
Baytex Energy Corp.(1)(2)	186,997	95,032
Birchcliff Energy Ltd.(2)	71,826	113,377
Bird Construction, Inc.(2)	10,459	58,226
Canacol Energy Ltd.	46,659	144,788
Canadian Western Bank	30,207	701,969
CanWel Building Materials Group Ltd.	26,386	143,643
Capital Power Corp.	50,069	1,281,507

Cascades, Inc.	38,842	436,662
Celestica, Inc.(1)	48,781	367,351
Cenovus Energy, Inc.	133,781	663,394
Centerra Gold, Inc.	19,223	187,686
CES Energy Solutions Corp.(2)	79,650	69,304
China Gold International Resources Corp. Ltd.(1)(2)	73,915	103,585
Chorus Aviation, Inc.	29,845	98,587
Corus Entertainment, Inc., B Shares	67,781	223,901
Crescent Point Energy Corp.(2)	266,825	478,711
CRH Medical Corp.(1)	11,058	30,993
Dorel Industries, Inc., Class B(1)	6,565	73,450
Dundee Precious Metals, Inc.	55,961	366,265
Enerplus Corp.(2)	78,470	199,393
Equinox Gold Corp.(1)	11,515	113,758
Equitable Group, Inc.	6,113	447,590
ERO Copper Corp.(1)	24,584	421,754
Exchange Income Corp.	3,844	114,548
Finning International, Inc.	51,055	1,041,778
First National Financial Corp.	5,748	171,285
Frontera Energy Corp.	19,417	42,461
Genworth MI Canada, Inc.	13,425	450,911
goeasy Ltd.	5,412	354,132
Gran Colombia Gold Corp.	8,799	40,922
Hardwoods Distribution, Inc.	9,561	179,853
High Liner Foods, Inc.	5,404	49,018
HLS Therapeutics, Inc.	2	28
Home Capital Group, Inc.(1)	20,193	458,529
Hudbay Minerals, Inc.	84,542	535,101
Husky Energy, Inc.(2)	99,665	404,431
IAMGOLD Corp.(1)	2,314	7,822
Innergex Renewable Energy, Inc.	22,185	439,019
Keyera Corp.(2)	60,279	1,040,157
Largo Resources Ltd.(1)	29,629	24,183
Linamar Corp.	19,575	901,653
Lundin Mining Corp.	167,687	1,340,256
Martinrea International, Inc.	24,106	263,947
Methanex Corp.	24,062	1,007,169
Mullen Group Ltd.	42,923	332,491
New Gold, Inc.(1)	265,858	489,259
Norbord, Inc.	3,549	133,057
North American Construction Group Ltd.	8,361	85,496
Northland Power, Inc.(2)	38,375	1,315,216
NuVista Energy Ltd.(1)(2)	102,213	77,130
Paramount Resources Ltd., A Shares(1)(2)	5,359	15,722
Parex Resources, Inc.(1)	62,193	852,418
Pason Systems, Inc.	8,486	46,981
Peyto Exploration & Development Corp.(2)	66,619	146,196
Precision Drilling Corp.(1)(2)	2,637	50,986
Pretium Resources, Inc.(1)	13,476	147,658
Real Matters, Inc.(1)	31,051	458,102
Roxgold, Inc.(1)	99,571	126,505
Russel Metals, Inc.	25,946	415,751
Secure Energy Services, Inc.(2)	33,188	55,454
Seven Generations Energy Ltd., Class A(1)	115,583	480,595
SunOpta, Inc.(1)	29,373	297,417

Tamarack Valley Energy Ltd.(1)(2)	54,878	40,143
Teranga Gold Corp.(1)	32,564	359,566
TORC Oil & Gas Ltd.(2)	54,878	90,006
Torex Gold Resources, Inc.(1)	32,517	448,683
Tourmaline Oil Corp.	82,891	1,153,977
Transcontinental, Inc., Class A	9,417	139,801
Trican Well Service Ltd.(1)(2)	53,027	53,897
Turquoise Hill Resources Ltd.(1)	27,826	269,968
Vermilion Energy, Inc.(2)	61,718	247,594
Whitecap Resources, Inc.(2)	187,274	565,268
		27,202,665
Denmark — 1.6%
Alm Brand A/S(1)	18,997	223,929
cBrain A/S	4,490	119,767
Chemometec A/S	1,554	111,574
D/S Norden A/S	35,424	627,885
Dfds A/S(1)	24,008	1,034,954
Drilling Co. of 1972 A/S (The)(1)(2)	5,022	144,017
FLSmidth & Co. A/S(1)	4,761	158,351
H+H International A/S, B Shares(1)	22,858	502,849
Jyske Bank A/S(1)	19,824	742,370
NKT A/S(1)(2)	19,690	724,128
NNIT A/S	19,242	356,234
Ringkjoebing Landbobank A/S	2,994	259,365
Spar Nord Bank A/S(1)	5,520	54,255
Sydbank AS(1)	16,321	338,140
TORM plc(2)	17,119	121,404
		5,519,222
Finland — 1.7%
Altia Oyj	5,986	70,496
CapMan Oyj, B Shares	9,067	22,759
HKScan Oyj, A Shares(1)(2)	49,947	110,307
Kamux Corp.	28,368	415,652
Kemira Oyj	90,059	1,293,096
Neles Oyj	14,424	186,025
Outokumpu Oyj(1)(2)	300,233	917,207
Sanoma Oyj	17,923	261,009
Tokmanni Group Corp.	36,798	669,725
Uponor Oyj	73,606	1,496,911
Verkkokauppa.com Oyj	1,730	12,277
YIT Oyj(2)	39,885	232,592
		5,688,056
France — 2.8%
Air France-KLM(1)(2)	8	47
Albioma SA	20,461	1,043,308
ALD SA	42,411	546,075
Alten SA(1)	3,466	368,339
APERAM SA(2)	18,679	711,185
Bigben Interactive(1)	10,679	217,611
Chargeurs SA	6,147	127,416
Cie Plastic Omnium SA	17,675	612,790
Derichebourg SA	16,487	64,991
Etablissements Maurel et Prom SA(1)	41,754	77,777
Eutelsat Communications SA(2)	38,085	419,871
FIGEAC-AERO(1)	5,760	30,338

Gaztransport Et Technigaz SA	11,204	1,098,878
LISI(1)	12,741	326,236
Maisons du Monde SA(1)	33,716	554,806
Metropole Television SA(1)	20,975	326,979
Nexans SA(1)	19,510	1,233,146
SES SA	65,086	593,107
Societe BIC SA	6,017	356,626
Television Francaise 1(1)(2)	36,043	278,674
Valeo SA	13,133	506,800
		9,495,000
Germany — 5.4%
Aareal Bank AG(1)	9,496	232,031
Aurubis AG	18,889	1,439,465
Bauer AG(1)	6,293	72,488
Borussia Dortmund GmbH & Co. KGaA(1)	2,240	15,225
CropEnergies AG	14,913	248,457
Deutz AG(1)	29,277	168,323
Dialog Semiconductor plc(1)	20,542	1,082,157
Draegerwerk AG & Co. KGaA, Preference Shares	5,393	419,870
Duerr AG	16,482	601,235
ElringKlinger AG(1)	18,658	298,676
Hamburger Hafen und Logistik AG	15,291	334,997
Hornbach Baumarkt AG	2,241	102,654
Hornbach Holding AG & Co. KGaA	5,508	585,618
HUGO BOSS AG	40,371	1,240,956
JOST Werke AG(1)	9,477	442,762
Jungheinrich AG, Preference Shares	37,227	1,623,850
K+S AG	113,870	1,025,737
Kloeckner & Co. SE(1)	36,369	310,129
MLP SE	13,074	81,053
Rheinmetall AG	22,816	2,027,908
SAF-Holland SE(1)	29,763	367,743
Salzgitter AG(1)	27,328	550,905
Siltronic AG	11,377	1,656,737
Sixt SE(1)	7,661	878,112
Sixt SE, Preference Shares	3,904	279,515
SMA Solar Technology AG(1)	6,796	391,415
Wacker Chemie AG	11,985	1,496,616
Wacker Neuson SE(1)	10,715	205,231
Wuestenrot & Wuerttembergische AG	10,471	214,312
		18,394,177
Hong Kong — 2.0%
Aceso Life Science Group Ltd.(1)	990,000	31,239
BOCOM International Holdings Co. Ltd.	468,000	63,871
Bright Smart Securities & Commodities Group Ltd.	132,000	33,611
Chow Sang Sang Holdings International Ltd.	244,000	295,736
Convenience Retail Asia Ltd.	56,000	33,656
Cowell e Holdings, Inc.	1,810,000	1,122,135
Crystal International Group Ltd.	44,000	14,840
CSI Properties Ltd.	830,000	23,350
Dah Sing Financial Holdings Ltd.	109,200	313,706
Emperor Capital Group Ltd.(1)	264,000	4,423
First Pacific Co. Ltd.	1,370,000	419,279
Guotai Junan International Holdings Ltd.	4,119,000	580,902
Haitong International Securities Group Ltd.	379,000	97,145

Hang Lung Group Ltd.	66,000	165,380
Hengdeli Holdings Ltd.(1)	12,000	443
Johnson Electric Holdings Ltd.	134,000	315,148
K Wah International Holdings Ltd.	1,491,000	743,172
Luk Fook Holdings International Ltd.	96,000	242,704
Pacific Basin Shipping Ltd.	3,574,000	586,165
Pacific Textiles Holdings Ltd.	426,000	292,926
Sa Sa International Holdings Ltd.(1)	836,000	137,658
Shun Tak Holdings Ltd.	1,554,000	490,789
Soundwill Holdings Ltd.	2,500	2,237
Sun Hung Kai & Co. Ltd.	278,000	124,491
Texwinca Holdings Ltd.	440,000	88,136
United Laboratories International Holdings Ltd. (The)	62,000	46,581
VSTECS Holdings Ltd.	132,000	111,107
Xin Point Holdings Ltd.	9,000	4,144
YTO Express Holdings Ltd.	376,000	251,593
Yue Yuen Industrial Holdings Ltd.	119,500	245,677
		6,882,244
Ireland — 0.3%
Dalata Hotel Group plc(1)	73,425	331,729
FBD Holdings plc(1)	6,291	54,129
Glenveagh Properties plc(1)	90,000	90,195
Permanent TSB Group Holdings plc(1)	44,096	32,610
Uniphar plc	116,504	315,039
		823,702
Israel — 2.0%
Adgar Investment and Development Ltd.	13,419	20,936
Ashtrom Group Ltd.	13,997	222,859
Caesarstone Ltd.(2)	16,120	192,473
Carasso Motors Ltd.	19,452	71,672
Cellcom Israel Ltd.(1)	67,702	307,776
Equital Ltd.(1)	7,801	174,763
Fattal Holdings 1998 Ltd.(1)	6,495	539,492
FIBI Holdings Ltd.	10,272	283,754
First International Bank of Israel Ltd.	14,637	364,455
Fox Wizel Ltd.	7,611	652,387
Gazit-Globe Ltd.	25,007	144,850
Inrom Construction Industries Ltd.	8,916	41,959
Isracard Ltd.	184,265	599,663
Israel Corp. Ltd. (The)(1)	501	85,155
Ituran Location and Control Ltd.	832	15,300
Melisron Ltd.	12,270	601,413
Menora Mivtachim Holdings Ltd.(1)	9,480	162,130
Naphtha Israel Petroleum Corp. Ltd.(1)	10,798	48,825
Nawi Brothers Ltd.	9,923	50,460
Oil Refineries Ltd.(1)	1,782,092	385,640
Partner Communications Co. Ltd.(1)	43,694	219,772
Paz Oil Co. Ltd.	3,383	337,252
Phoenix Holdings Ltd. (The)(1)	72,568	484,940
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,497	166,116
Tower Semiconductor Ltd.(1)	27,793	681,699
		6,855,741

Italy — 2.8%
Aeffe SpA(1)	11,876	16,146
Banca Farmafactoring SpA(1)	137,726	755,244
Banca IFIS SpA(1)	33,104	362,224
Banca Popolare di Sondrio SCPA(1)	446,093	1,183,796
Banco di Desio e della Brianza SpA(1)	63,353	185,163
Biesse SpA(1)	17,817	355,041
Cairo Communication SpA(1)	90,952	129,384
Cementir Holding NV	9,787	80,074
Credito Valtellinese SpA(1)	24,747	328,050
Danieli & C Officine Meccaniche SpA	18,920	312,226
Danieli & C Officine Meccaniche SpA, Preference Shares	62,070	664,041
Digital Bros SpA	9,034	184,205
doValue SpA(1)	17,847	191,806
Elica SpA(1)	12,000	41,212
Esprinet SpA(1)	1,874	18,580
FNM SpA(1)	229,145	164,357
Geox SpA(1)	47,705	44,769
Massimo Zanetti Beverage Group SpA	6,422	42,100
Mediaset SpA(1)	216,981	509,645
OVS SpA(1)	453,735	573,820
RAI Way SpA	71,561	464,776
Reno de Medici SpA	317,445	362,294
Saipem SpA	716,132	1,731,597
Technogym SpA(1)	59,647	644,365
Webuild SpA	73,549	112,137
		9,457,052
Japan — 26.6%
77 Bank Ltd. (The)	23,500	328,837
A&D Co. Ltd.	900	7,888
ADEKA Corp.	33,800	533,828
Adways, Inc.	12,600	63,701
Aeon Fantasy Co. Ltd.	800	16,755
AEON Financial Service Co. Ltd.	13,600	147,706
Aeon Mall Co. Ltd.	10,700	170,825
Aichi Steel Corp.	700	17,012
Airport Facilities Co. Ltd.	3,500	15,517
Aisan Industry Co. Ltd.	4,700	19,844
Akatsuki, Inc.(2)	2,900	124,704
Alconix Corp.	3,900	51,559
Alinco, Inc.	500	4,345
Alleanza Holdings Co. Ltd.	6,500	85,776
Alpen Co. Ltd.	3,200	67,041
Alps Alpine Co. Ltd.	900	11,157
AOKI Holdings, Inc.	4,600	17,914
Aozora Bank Ltd.(2)	32,600	590,556
Arata Corp.	4,700	222,489
Arcland Sakamoto Co. Ltd.	12,900	220,269
Arcs Co. Ltd.	13,700	285,314
Asahi Co. Ltd.	3,800	56,791
Asahi Holdings, Inc.	20,600	613,617
Asia Pile Holdings Corp.	1,400	6,106
ASKA Pharmaceutical Co. Ltd.	4,600	75,241
Awa Bank Ltd. (The)	4,300	105,323
Bando Chemical Industries Ltd.	4,500	24,811

Bank of the Ryukyus Ltd.	11,200	93,472
Beenos, Inc.	6,700	163,068
Belluna Co. Ltd.	19,100	175,234
Bunka Shutter Co. Ltd.	11,400	99,214
Careerlink Co. Ltd.	2,800	52,221
Cawachi Ltd.	6,400	183,461
Central Glass Co. Ltd.	12,900	273,822
Chiba Kogyo Bank Ltd. (The)	2,000	5,036
Chubu Shiryo Co. Ltd.	2,200	29,306
Cleanup Corp.	600	2,649
CMIC Holdings Co. Ltd.	1,200	15,720
CONEXIO Corp.	200	2,341
Cosmo Energy Holdings Co. Ltd.	19,500	328,509
Credit Saison Co. Ltd.	51,700	591,340
CTI Engineering Co. Ltd.	2,200	44,590
Daicel Corp.	71,000	499,671
Daido Metal Co. Ltd.	600	2,676
Daihen Corp.	9,400	408,361
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,997
Daiichikosho Co. Ltd.	1,000	32,069
Daiki Aluminium Industry Co. Ltd.	3,900	25,307
Daikokutenbussan Co. Ltd.	2,700	148,387
Daikyonishikawa Corp.	7,100	46,321
Daio Paper Corp.	35,000	603,837
Daishi Hokuetsu Financial Group, Inc.	14,600	329,680
Daito Pharmaceutical Co. Ltd.	5,000	173,878
Daiwabo Holdings Co. Ltd.	2,100	130,702
DCM Holdings Co. Ltd.	63,200	718,680
Denka Co. Ltd.	13,300	409,484
Densan System Co. Ltd.	500	15,852
Denyo Co. Ltd.	1,000	19,983
DIC Corp.(2)	34,600	850,929
Dowa Holdings Co. Ltd.	20,600	681,714
DyDo Group Holdings, Inc.	2,400	128,346
Eagle Industry Co. Ltd.	7,900	68,037
Ebara Corp.	46,900	1,501,718
Eco's Co. Ltd.	2,800	61,858
EDION Corp.	39,300	368,313
Electric Power Development Co. Ltd.	41,100	552,892
ES-Con Japan Ltd.	10,400	91,497
Exedy Corp.	4,900	57,614
F.C.C. Co. Ltd.	12,300	233,370
Feed One Co. Ltd.	4,700	39,884
Ferrotec Holdings Corp.	18,400	218,686
FIDEA Holdings Co. Ltd.	21,100	21,966
Financial Products Group Co. Ltd.	27,900	132,927
Foster Electric Co. Ltd.	10,400	110,752
Freebit Co. Ltd.	3,900	34,420
Fuji Co. Ltd.	3,500	64,171
Fuji Seal International, Inc.	17,000	315,236
Fujibo Holdings, Inc.	400	13,744
Fujikura Ltd.(1)	154,200	600,200
Fujimori Kogyo Co. Ltd.	5,100	229,928
Fukuyama Transporting Co. Ltd.	4,600	203,020
Fumakilla Ltd.	1,400	20,093

Furukawa Battery Co. Ltd. (The)(2)	2,700	43,526
Furukawa Co. Ltd.	8,900	96,828
Furuno Electric Co. Ltd.	15,400	174,167
Furyu Corp.	600	6,793
Futaba Industrial Co. Ltd.	13,900	66,729
Fuyo General Lease Co. Ltd.	4,700	285,514
G-7 Holdings, Inc.	600	13,950
G-Tekt Corp.	3,200	42,323
Gecoss Corp.	2,200	20,099
Genky DrugStores Co. Ltd.	4,200	166,828
Geo Holdings Corp.	14,600	177,713
GLOBERIDE, Inc.	1,200	46,372
GMO Financial Holdings, Inc.	23,600	152,153
GS Yuasa Corp.	24,500	593,249
GungHo Online Entertainment, Inc.(2)	1,800	45,776
Gunma Bank Ltd. (The)	47,200	146,649
H.U. Group Holdings, Inc.	21,800	590,617
H2O Retailing Corp.	2,400	14,663
Hachijuni Bank Ltd. (The)	40,400	143,145
Hagihara Industries, Inc.	5,400	79,262
Hamakyorex Co. Ltd.	4,800	133,670
Hanwa Co. Ltd.	11,200	268,121
Hazama Ando Corp.	3,700	24,258
Heiwa Real Estate Co. Ltd.	14,000	456,900
Heiwado Co. Ltd.	12,600	255,340
Hirogin Holdings, Inc.	65,700	365,629
Hitachi Capital Corp.	28,500	649,869
Hitachi Transport System Ltd.	9,700	289,280
Hitachi Zosen Corp.	76,700	294,115
Hochiki Corp.	200	2,377
Hokkoku Bank Ltd. (The)	1,400	38,467
Hokuetsu Corp.	23,400	78,322
Hokuhoku Financial Group, Inc.	28,400	281,289
Hokuto Corp.	8,900	175,516
Hoosiers Holdings	8,500	54,673
Hosiden Corp.	7,200	60,510
I-Net Corp./Kanagawa	1,400	19,997
I-PEX, Inc.	1,900	35,574
Ichigo, Inc.	6,500	20,404
Ichinen Holdings Co. Ltd.	4,300	54,166
IDEA Consultants, Inc.	200	3,327
IDOM, Inc.	27,400	149,401
Iino Kaiun Kaisha Ltd.	24,200	89,317
Ines Corp.	200	2,719
Internet Initiative Japan, Inc.	12,200	582,016
Itochu Enex Co. Ltd.	30,500	290,800
IwaiCosmo Holdings, Inc.	9,500	120,749
Iwatani Corp.(2)	8,500	459,994
Iyo Bank Ltd. (The)	49,900	329,856
Izumi Co. Ltd.	400	13,720
J Front Retailing Co. Ltd.	51,800	411,879
Jaccs Co. Ltd.	9,000	155,779
JAFCO Group Co. Ltd.	3,800	162,293
Japan Aviation Electronics Industry Ltd.	16,900	224,799
Japan Investment Adviser Co. Ltd.(2)	9,700	130,039

Japan Petroleum Exploration Co. Ltd.	12,200	204,105
Japan Transcity Corp.	4,400	23,672
Japan Wool Textile Co. Ltd. (The)	600	6,033
JDC Corp.	1,000	5,194
JFE Holdings, Inc.(1)	80,100	733,398
JK Holdings Co. Ltd.	2,300	17,810
Joshin Denki Co. Ltd.	7,200	188,286
JSP Corp.	1,200	17,222
JTEKT Corp.	45,800	352,329
Juroku Bank Ltd. (The)	12,100	229,208
JVCKenwood Corp.	51,300	68,997
K's Holdings Corp.	79,600	963,219
Kaga Electronics Co. Ltd.	1,500	30,920
Kamei Corp.	4,100	45,866
Kanamoto Co. Ltd.	19,700	410,237
Kandenko Co. Ltd.	32,500	248,462
Kaneka Corp.	20,800	625,724
Kanematsu Corp.	1,400	16,162
Kanto Denka Kogyo Co. Ltd.	11,700	78,748
KAWADA TECHNOLOGIES, Inc.	200	8,074
Kawasaki Kisen Kaisha Ltd.(1)	12,300	197,376
Keiyo Co. Ltd.	23,500	167,210
Kewpie Corp.	3,200	66,404
Kintetsu World Express, Inc.	3,800	79,051
Kito Corp.	1,700	25,725
Kitz Corp.	12,600	67,591
Kiyo Bank Ltd. (The)	27,800	421,641
Kobe Steel Ltd.(1)	112,900	541,767
Kohnan Shoji Co. Ltd.	16,400	507,996
Kojima Co. Ltd.	20,800	149,951
Komeri Co. Ltd.	16,600	451,047
Konica Minolta, Inc.	133,100	421,760
Konoike Transport Co. Ltd.	3,700	36,758
Kumagai Gumi Co. Ltd.	19,200	434,339
Kuraray Co. Ltd.(2)	125,200	1,243,878
Kureha Corp.	7,800	393,748
Kurimoto Ltd.	800	13,051
Kuriyama Holdings Corp.	400	2,561
KYB Corp.(1)	1,600	38,342
Kyoei Steel Ltd.	6,600	93,992
Kyokuyo Co. Ltd.(2)	1,800	48,218
Kyudenko Corp.	600	17,092
Kyushu Financial Group, Inc.	64,300	313,201
Lawson, Inc.	1,800	81,294
Life Corp.	3,800	134,055
Macnica Fuji Electronics Holdings, Inc.	26,800	531,544
Maeda Corp.	52,600	412,358
Maruha Nichiro Corp.	17,800	362,731
Maruwa Co. Ltd.	200	21,214
Maruzen Showa Unyu Co. Ltd.	2,500	79,795
Mazda Motor Corp.	600	3,510
MCJ Co. Ltd.	12,900	118,006
Mebuki Financial Group, Inc.	318,500	654,365
Megachips Corp.	9,600	263,021
Megmilk Snow Brand Co. Ltd.	14,100	301,544

Meidensha Corp.	9,800	169,821
Meiko Electronics Co. Ltd.	1,700	32,640
Mie Kotsu Group Holdings, Inc.	8,900	39,675
Mimasu Semiconductor Industry Co. Ltd.	9,400	252,372
Mirait Holdings Corp.	36,500	546,626
Mitani Sangyo Co. Ltd.	1,200	4,844
Mitsubishi Materials Corp.	47,000	892,528
Mitsubishi UFJ Lease & Finance Co. Ltd.	171,200	784,871
Mitsui Chemicals, Inc.	43,800	1,221,371
Mitsui E&S Holdings Co. Ltd.(1)	13,200	42,822
Mitsui Mining & Smelting Co. Ltd.	8,600	241,290
Mitsui OSK Lines Ltd.	56,200	1,456,929
Mitsui-Soko Holdings Co. Ltd.	6,900	147,904
Mixi, Inc.	24,700	675,488
Mizuho Leasing Co. Ltd.	17,300	458,209
Modec, Inc.(2)	11,400	191,282
Monex Group, Inc.	79,600	265,257
Morinaga Milk Industry Co. Ltd.	12,200	592,868
MrMax Holdings Ltd.	9,700	79,428
Musashi Seimitsu Industry Co. Ltd.	20,800	304,657
Musashino Bank Ltd. (The)	3,800	57,487
Nachi-Fujikoshi Corp.	5,200	213,522
Nafco Co. Ltd.	8,000	172,552
Nankai Electric Railway Co. Ltd.	20,500	511,935
NEC Capital Solutions Ltd.	2,100	36,352
NGK Spark Plug Co. Ltd.	16,600	298,470
Nichiha Corp.	11,000	341,874
Nichireki Co. Ltd.	4,900	76,482
Nifco, Inc.	37,400	1,309,224
Nihon Chouzai Co. Ltd.	1,200	17,358
Nihon Flush Co. Ltd.(2)	3,600	46,810
Nihon House Holdings Co. Ltd.	2,100	4,765
Nihon Tokushu Toryo Co. Ltd.	1,200	13,086
Nikkon Holdings Co. Ltd.	19,100	369,704
Nippo Corp.	25,100	655,540
Nippon Carbon Co. Ltd.	200	7,151
Nippon Chemical Industrial Co. Ltd.	300	7,345
Nippon Coke & Engineering Co. Ltd.	35,300	23,888
Nippon Denko Co. Ltd.	61,100	132,643
Nippon Express Co. Ltd.	5,700	378,878
Nippon Koei Co. Ltd.	2,900	78,502
Nippon Light Metal Holdings Co. Ltd.	27,710	475,760
Nippon Paper Industries Co. Ltd.	53,100	572,611
Nippon Seiki Co. Ltd.	2,100	22,202
Nippon Suisan Kaisha Ltd.	73,200	279,891
Nippon Yakin Kogyo Co. Ltd.	1,510	23,778
Nippon Yusen KK	88,700	1,919,386
Nipro Corp.	56,600	604,948
Nishi-Nippon Financial Holdings, Inc.	55,700	384,721
Nishio Rent All Co. Ltd.	6,200	120,940
Nissei ASB Machine Co. Ltd.	1,500	81,455
Nisshin Group Holdings Co. Ltd.	400	1,439
Nissin Electric Co. Ltd.	18,100	202,323
Nisso Corp.(2)	2,400	17,198
Nitto Kogyo Corp.	8,800	156,590

Nittoc Construction Co. Ltd.	3,300	25,221
Nojima Corp.	8,300	215,690
NOK Corp.	26,000	284,799
Noritz Corp.	1,700	26,120
North Pacific Bank Ltd.	114,300	253,814
NS United Kaiun Kaisha Ltd.	1,100	13,907
NTN Corp.(1)	26,100	54,010
Oji Holdings Corp.	247,000	1,115,802
Okamura Corp.	15,100	134,406
Oki Electric Industry Co. Ltd.	48,300	417,240
Okuwa Co. Ltd.	12,100	154,540
Olympic Group Corp.	6,200	59,116
Open House Co. Ltd.	1,100	43,577
Orient Corp.	157,700	172,817
OSJB Holdings Corp.	34,600	77,931
Pacific Industrial Co. Ltd.	17,400	177,670
Pasco Corp.	500	6,129
Pasona Group, Inc.	4,800	82,591
Penta-Ocean Construction Co. Ltd.	142,600	1,056,656
Press Kogyo Co. Ltd.	5,000	14,421
Pressance Corp.(2)	24,400	408,408
Prima Meat Packers Ltd.	3,300	91,251
PS Mitsubishi Construction Co. Ltd.	5,100	27,618
Relia, Inc.	16,400	192,727
Rengo Co. Ltd.	85,900	652,174
Resorttrust, Inc.	23,400	361,613
Ricoh Leasing Co. Ltd.	7,400	205,263
Riken Technos Corp.	11,300	48,111
Riken Vitamin Co. Ltd.	400	5,108
Rokko Butter Co. Ltd.	1,900	34,236
Round One Corp.(2)	13,300	108,465
Ryoden Corp.	1,700	24,483
Sakura Internet, Inc.	500	3,516
Sala Corp.	11,700	63,078
San-Ai Oil Co. Ltd.	14,700	161,210
San-In Godo Bank Ltd. (The)	42,700	222,152
Sanei Architecture Planning Co. Ltd.	1,600	26,544
Sanken Electric Co. Ltd.	4,900	178,186
Sankyu, Inc.	20,900	770,089
Sanwa Holdings Corp.	89,300	1,081,073
Sapporo Holdings Ltd.(2)	2,000	37,120
Sawada Holdings Co. Ltd.	800	6,930
SBI Holdings, Inc.	50,900	1,370,766
SBS Holdings, Inc.	8,300	200,187
Scroll Corp.	1,900	14,096
SEC Carbon Ltd.(2)	100	5,263
Seibu Holdings, Inc.	1,400	13,777
Seikitokyu Kogyo Co. Ltd.	6,400	49,332
Seiko Epson Corp.	34,300	508,486
Seino Holdings Co. Ltd.	10,600	147,860
Seiren Co. Ltd.	5,100	74,209
Senko Group Holdings Co. Ltd.	63,600	591,916
Senshu Ikeda Holdings, Inc.	98,100	142,444
Shibuya Corp.	1,600	55,625
Shinagawa Refractories Co. Ltd.	100	2,347

Shinnihon Corp.	5,300	42,932
Shinoken Group Co. Ltd.	4,000	43,931
Shinsei Bank Ltd.	34,900	414,664
Sinko Industries Ltd.	3,300	54,078
SK-Electronics Co. Ltd.	200	2,414
SKY Perfect JSAT Holdings, Inc.	65,000	292,769
Space Value Holdings Co. Ltd.	11,100	65,037
Starts Corp., Inc.	15,200	408,232
Stella Chemifa Corp.	4,200	134,940
Studio Alice Co. Ltd.	1,700	30,580
Sugi Holdings Co. Ltd.	4,100	272,409
SUMCO Corp.	71,700	1,444,516
Sumida Corp.	10,100	101,240
Sumitomo Densetsu Co. Ltd.	700	17,326
Sumitomo Forestry Co. Ltd.	66,200	1,195,340
Sumitomo Osaka Cement Co. Ltd.	19,400	571,342
Sumitomo Riko Co. Ltd.	1,400	6,838
Sumitomo Rubber Industries Ltd.(2)	94,200	825,849
Sumitomo Seika Chemicals Co. Ltd.	900	35,830
Sumitomo Warehouse Co. Ltd. (The)	24,400	313,962
Suruga Bank Ltd.(2)	68,800	221,652
SWCC Showa Holdings Co. Ltd.	5,100	78,453
T-Gaia Corp.	7,500	131,604
Taiheiyo Cement Corp.	60,200	1,620,731
Taiyo Yuden Co. Ltd.	22,000	1,000,951
Takamiya Co. Ltd.	1,600	8,364
Takara Leben Co. Ltd.	22,900	64,683
Takeei Corp.	15,100	187,726
Takuma Co. Ltd.	33,200	567,805
Tanseisha Co. Ltd.	17,200	124,495
Teijin Ltd.	77,700	1,328,683
Teikoku Electric Manufacturing Co. Ltd.	900	10,741
Toa Corp. (Tokyo)	6,800	129,485
Toda Corp.	1,800	10,581
Toho Zinc Co. Ltd.(1)	3,500	68,570
TOKAI Holdings Corp.	25,600	242,122
Tokai Rika Co. Ltd.	1,800	27,356
Tokuyama Corp.	31,300	659,683
Tokyo Dome Corp.(1)(2)	10,500	134,471
Tokyo Electron Device Ltd.	900	27,010
Tomoku Co. Ltd.	1,300	21,470
TOMONY Holdings, Inc.	3,100	9,889
Topre Corp.	1,200	14,884
Tosei Corp.	14,100	156,189
Tosho Co. Ltd.	7,400	93,300
Tosoh Corp.	68,700	1,076,617
Totetsu Kogyo Co. Ltd.	4,400	117,456
Towa Corp.	13,000	224,402
Toyo Gosei Co. Ltd.	200	20,235
Toyo Seikan Group Holdings Ltd.	33,900	326,857
Toyo Tanso Co. Ltd.	1,500	25,533
Toyo Tire Corp.(2)	32,700	510,832
Toyobo Co. Ltd.	52,600	653,987
Toyoda Gosei Co. Ltd.	26,600	717,623
Toyota Boshoku Corp.	600	7,829

TPR Co. Ltd.	8,500	105,871
Tsubakimoto Chain Co.	9,800	237,898
Tsukui Holdings Corp.	28,400	156,576
Tsuzuki Denki Co. Ltd.	200	3,066
UACJ Corp.	13,700	233,903
Ube Industries Ltd.	48,900	826,459
Uchida Yoko Co. Ltd.	4,700	231,156
United Super Markets Holdings, Inc.	22,800	235,582
Unitika Ltd.(1)	14,600	52,537
Valor Holdings Co. Ltd.	18,400	455,523
VT Holdings Co. Ltd.	2,200	7,851
Wacom Co. Ltd.	20,300	186,698
Wakita & Co. Ltd.	7,500	81,984
Warabeya Nichiyo Holdings Co. Ltd.	2,400	32,020
Watahan & Co. Ltd.	7,500	98,921
Yahagi Construction Co. Ltd.	5,600	48,189
YAMABIKO Corp.	18,900	254,188
Yamaguchi Financial Group, Inc.	20,700	128,774
Yamato Corp.	700	4,958
Yaoko Co. Ltd.	1,100	75,275
Yokohama Reito Co. Ltd.	11,400	92,496
Yokohama Rubber Co. Ltd. (The)(2)	55,700	805,793
Yurtec Corp.	1,000	6,342
		90,222,802
Netherlands — 2.2%
AerCap Holdings NV(1)	39,153	1,439,264
AMG Advanced Metallurgical Group NV	8,312	224,855
Arcadis NV(1)	17,490	534,108
ASR Nederland NV	66,342	2,471,137
Basic-Fit NV(1)	1,741	63,251
BE Semiconductor Industries NV	12,396	646,138
Boskalis Westminster(1)	11,953	275,454
Brunel International NV(1)	3,906	34,268
Fugro NV, CVA(1)(2)	11,411	63,696
Heijmans NV, CVA(1)	33,687	377,397
Koninklijke BAM Groep NV(1)(2)	210,788	453,725
NIBC Holding NV(1)	21,779	193,796
Pharming Group NV(1)(2)	107,120	151,541
SIF Holding NV(1)	11,213	211,601
TKH Group NV, CVA	5,405	254,053
		7,394,284
New Zealand — 1.0%
Air New Zealand Ltd.(1)(2)	619,381	783,339
New Zealand Refining Co. Ltd. (The)(1)	177,673	73,165
Oceania Healthcare Ltd.	253,187	230,784
SKYCITY Entertainment Group Ltd.	677,837	1,440,863
Tourism Holdings Ltd.(1)	59,603	107,823
Z Energy Ltd.(1)	320,527	713,673
		3,349,647
Norway — 2.1%
Avance Gas Holding Ltd.(2)	55,995	251,749
BW Energy Ltd.(1)	12,056	28,310
BW LPG Ltd.	111,633	711,854
BW Offshore Ltd.	100,393	390,465
DNO ASA(2)	436,065	293,242

Frontline Ltd.(2)	42,582	266,138
Golden Ocean Group Ltd.	10,318	43,846
Grieg Seafood ASA(1)(2)	14,551	124,693
Komplett Bank ASA(1)(2)	49,095	47,743
Norwegian Finans Holding ASA(1)	49,124	390,002
Odfjell Drilling Ltd.(1)(2)	45,078	74,547
PGS ASA(1)	511,042	242,545
Selvaag Bolig ASA	11,842	69,160
SpareBank 1 Nord Norge	17,178	141,259
Sparebank 1 Oestlandet	8,980	94,204
SpareBank 1 SMN	2,657	28,426
Sparebanken Vest	58,146	446,002
Stolt-Nielsen Ltd.	28,410	297,412
Subsea 7 SA(1)	144,378	1,365,333
TGS Nopec Geophysical Co. ASA(2)	86,958	1,205,189
Veidekke ASA	21,614	316,422
Wallenius Wilhelmsen ASA(1)	50,834	122,370
		6,950,911
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares(1)(2)	5,825,063	821,506
CTT-Correios de Portugal SA(1)(2)	24,583	71,430
Semapa-Sociedade de Investimento e Gestao	13,087	139,760
Sonae SGPS SA	12,843	10,287
		1,042,983
Singapore — 1.8%
Accordia Golf Trust	1,029,500	556,528
Banyan Tree Holdings Ltd.(1)	154,700	31,128
Boustead Singapore Ltd.	107,700	62,930
BRC Asia Ltd.	79,400	80,710
China Sunsine Chemical Holdings Ltd.	560,400	210,524
Food Empire Holdings Ltd.	119,900	53,169
Frencken Group Ltd.(2)	735,400	620,055
Golden Agri-Resources Ltd.	9,600,500	1,107,857
Hong Leong Asia Ltd.	241,400	117,935
Hour Glass Ltd. (The)	156,800	88,982
Hutchison Port Holdings Trust, U Shares	7,652,600	1,431,189
Indofood Agri Resources Ltd.(1)	202,800	43,643
Japfa Ltd.	1,044,800	577,961
Mewah International, Inc.	120,500	25,143
OUE Ltd.(1)	102,800	88,001
QAF Ltd.	46,100	30,737
Sembcorp Industries Ltd.	600,700	812,964
Sunningdale Tech Ltd.	126,700	143,687
		6,083,143
Spain — 1.6%
Acerinox SA	22,116	227,162
Almirall SA	28,262	364,452
Banco de Sabadell SA	355,655	137,543
Construcciones y Auxiliar de Ferrocarriles SA(1)	13,937	585,897
Ence Energia y Celulosa SA(1)	29,433	101,520
Ercros SA	31,436	84,738
Gestamp Automocion SA	136,286	562,226
Grenergy Renovables(1)	2,600	63,558
Grupo Catalana Occidente SA	3,720	120,810
Liberbank SA(1)	772,349	232,385

Mediaset Espana Comunicacion SA(1)	105,442	476,292
Melia Hotels International SA(1)(2)	82,076	526,428
Neinor Homes SA(1)	48,721	570,743
Obrascon Huarte Lain SA(1)	31,584	27,002
Pharma Mar SA	9,387	1,084,918
Prosegur Cia de Seguridad SA	134,210	375,474
Sacyr SA	5,161	12,054
		5,553,202
Sweden — 6.8%
Avanza Bank Holding AB	28,380	621,134
Bahnhof AB, B Shares	33,644	121,290
Bilia AB, A Shares(1)	94,634	1,061,361
BioArctic AB(1)(2)	16,097	177,329
Bonava AB, B Shares(1)	47,665	410,967
Boozt AB(1)	9,451	178,212
Bure Equity AB	33,101	1,056,252
Cibus Nordic Real Estate AB	8,743	167,088
Clas Ohlson AB, B Shares(1)	64,574	627,314
Collector AB(1)(2)	38,337	86,560
Dios Fastigheter AB	63,297	562,567
Electrolux Professional AB, B Shares(1)	134,003	705,720
Eolus Vind AB, B Shares(2)	33,570	812,150
G5 Entertainment AB	5,788	239,120
Granges AB(1)(2)	78,832	867,749
Haldex AB(1)	21,154	96,580
Hexatronic Group AB(1)(2)	26,602	202,968
Hoist Finance AB(1)(2)	74,493	310,872
Karo Pharma AB(1)	13,382	98,580
Klovern AB, B Shares(2)	508,896	838,320
Kungsleden AB	89,790	945,819
Loomis AB(2)	12,043	342,726
Maha Energy AB(1)	36,998	56,953
Mekonomen AB(1)	31,207	330,828
Millicom International Cellular SA, SDR(1)	4,414	174,501
Modern Times Group MTG AB, B Shares(1)	60,233	890,543
Mycronic AB	72,843	1,931,069
NCC AB, B Shares	52,835	911,092
Nobia AB(1)	69,045	475,908
Nobina AB(1)	76,642	517,271
Nolato AB, B Shares(1)	20,571	1,847,832
Nordic Entertainment Group AB, B Shares(1)	8,463	420,902
NP3 Fastigheter AB	36,730	492,630
Orexo AB(1)	25,735	138,257
Pandox AB(1)	60,665	1,044,201
Paradox Interactive AB	31,585	970,444
Peab AB, Class B(1)	30,348	329,320
RaySearch Laboratories AB(1)	16,140	142,843
Resurs Holding AB(1)	130,700	654,734
Scandi Standard AB(1)	61,163	473,217
SkiStar AB	43,711	499,042
Tethys Oil AB	25,438	130,417
		22,962,682
Switzerland — 4.9%
ALSO Holding AG(1)	6,503	1,693,475
Arbonia AG(1)	42,154	595,627

Autoneum Holding AG(1)(2)	6,170	1,064,809
Bobst Group SA	11,685	678,446
Bossard Holding AG, Class A	7,243	1,382,007
Bucher Industries AG	848	356,041
Burckhardt Compression Holding AG	400	133,761
Conzzeta AG	1,736	2,018,345
dormakaba Holding AG	1,101	616,535
EFG International AG(1)	119,602	776,512
Forbo Holding AG	843	1,379,087
Gurit Holding AG	175	439,145
Huber + Suhner AG	12,920	1,048,658
Implenia AG	22,220	561,139
Leonteq AG(1)(2)	13,663	499,770
Swiss Steel Holding AG(1)	840,406	224,100
Swissquote Group Holding SA	2,398	227,366
Valiant Holding AG	20,912	1,944,922
Zehnder Group AG	15,132	821,457
		16,461,202
United Kingdom — 15.2%
Aggreko plc	135,324	1,009,887
Anglo Asian Mining plc	45,859	77,583
Bank of Georgia Group plc(1)	14,950	222,915
Biffa plc(1)	112,781	337,710
Bodycote plc	66,240	631,193
Brewin Dolphin Holdings plc	8,697	31,434
Britvic plc	95,586	1,044,162
Burford Capital Ltd.(1)	71,634	712,774
Cairn Energy plc(1)	357,810	764,712
Centamin plc	451,262	686,047
Central Asia Metals plc	61,126	176,495
Close Brothers Group plc	68,962	1,187,503
CMC Markets plc	19,595	101,204
Coats Group plc(1)	678,927	590,095
Computacenter plc	40,096	1,184,648
Crest Nicholson Holdings plc(1)	120,854	474,611
Daily Mail & General Trust plc	19,278	175,085
Devro plc	92,032	196,301
Direct Line Insurance Group plc	225,227	886,925
Diversified Gas & Oil plc	243,253	353,770
Drax Group plc	88,911	389,102
easyJet plc	70,042	753,774
Electrocomponents plc	183,137	1,970,163
EnQuest plc(1)(2)	222,374	34,491
Evraz plc	172,621	889,679
Ferrexpo plc	114,428	323,878
Forterra plc(1)	40,782	126,190
Go-Ahead Group plc (The)(1)	21,293	229,511
Golar LNG Ltd.(1)	35,235	320,639
Grafton Group plc(1)	55,798	633,179
Greggs plc(1)	46,083	1,032,072
Gulf Keystone Petroleum Ltd.(1)	108,363	132,717
Gym Group plc (The)(1)	76,774	216,289
Halfords Group plc	66,809	235,853
Hays plc(1)	601,331	1,041,504
Hochschild Mining plc	124,038	351,430

Howden Joinery Group plc(1)	238,441	1,999,736
IG Group Holdings plc	159,977	1,715,715
Inchcape plc(1)	191,959	1,527,763
Indivior plc(1)	295,910	398,800
Investec plc	173,189	427,822
IWG plc(1)	252,455	1,083,011
J Sainsbury plc	799,866	2,247,895
Jadestone Energy, Inc.(2)	159,806	120,327
JET2 plc	45,651	850,975
Johnson Matthey plc	1,536	45,387
Just Group plc(1)	209,945	156,494
KAZ Minerals plc	82,378	703,364
Keller Group plc	41,090	346,851
Lookers plc(1)	51,425	14,397
Luceco plc	42,456	127,590
Luxfer Holdings plc	531	7,981
M&G plc	322,415	804,310
Marks & Spencer Group plc(1)	553,719	930,731
Marston's plc	403,556	328,738
Mediclinic International plc	68,762	256,693
Mitchells & Butlers plc(1)	107,246	303,263
OSB Group plc(1)	135,211	700,387
Pagegroup plc(1)	156,740	864,136
Pan African Resources plc	1,269,047	335,703
Paragon Banking Group plc	45,878	246,534
Petropavlovsk plc(1)	532,534	194,841
Photo-Me International plc(1)	154,050	115,452
Playtech plc(1)	102,409	526,060
Plus500 Ltd.	51,812	1,070,910
Premier Oil plc(1)(2)	347,074	93,808
Provident Financial plc(1)	95,676	352,790
PZ Cussons plc	46,603	141,071
Quilter plc	619,577	1,148,944
Reach plc(1)	190,984	348,645
Redde Northgate plc	80,188	257,963
Redrow plc(1)	35,013	242,102
Rhi Magnesita NV	10,279	445,458
Royal Mail plc	446,824	1,832,231
RSA Insurance Group plc	48,155	432,168
Serica Energy plc	84,961	126,734
Sirius Real Estate Ltd.	447,672	537,618
Speedy Hire plc	274,446	251,631
Spire Healthcare Group plc(1)	9,582	17,175
St. James's Place plc	143,041	1,941,515
Superdry plc	18,982	65,425
Tate & Lyle plc	193,774	1,644,410
Taylor Wimpey plc(1)	226,502	467,934
Tullow Oil plc(1)(2)	218,241	81,037
Virgin Money UK plc(1)	97,425	163,695
Weir Group plc (The)(1)	49,302	1,096,994
WM Morrison Supermarkets plc	772,275	1,850,674
		51,517,413
TOTAL COMMON STOCKS (Cost $287,376,376)		337,399,742

RIGHTS — 0.1%
Denmark†
NKT A/S(1)(2)	19,690	126,214
Sweden — 0.1%
Granges AB(1)(2)	77,551	116,640
Klovern AB(1)(2)	491,622	58,466
		175,106
TOTAL RIGHTS (Cost $—)		301,320
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $194,593)	194,593	194,593
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $8,949,153)	8,949,153	8,949,153
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $296,520,122)		346,844,808
OTHER ASSETS AND LIABILITIES — (2.4)%		(8,156,658)
TOTAL NET ASSETS — 100.0%		$338,688,150

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.4%
Materials	19.5%
Financials	15.1%
Consumer Discretionary	14.0%
Energy	7.1%
Information Technology	5.6%
Consumer Staples	4.8%
Communication Services	3.4%
Real Estate	2.5%
Health Care	1.8%
Utilities	1.5%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,267,089. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,234,686, which includes securities collateral of $10,285,533.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,241,795	335,157,947	—
Rights	—	301,320	—
Temporary Cash Investments	194,593	—	—
Temporary Cash Investments - Securities Lending Collateral	8,949,153	—	—
	11,385,541	335,459,267	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.